Cover	Jan. 13, 2025
Cover [Abstract]
Entity Registrant Name	INCORDEX CORP.
Entity Central Index Key	0001818550
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 13, 2025
Entity Ex Transition Period	true
Entity File Number	333-248609
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1541457
Entity Address Address Line 1	Room 1501
Entity Address Address Line 2	Hengkai Center
Entity Address Address Line 3	No. 809 Ningnan North Road
Entity Address City Or Town	Yinzhou District Ningbo City
Entity Address Country	CN
City Area Code	0574
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	5533 8861
Trading Symbol	ICDX